PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions	6 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Jul. 02, 2021 USD ($)	Jul. 02, 2021 CNY (¥)	May 10, 2021 USD ($)	May 10, 2021 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 110,478	$ 122,814
Construction in progress	1,000,000.0
Future minimum capital expenditures on construction in progress				$ 18,000,000.0	¥ 114.0
Yumen Cip Project [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress						$ 6,300,000	¥ 40.0
Tongchuan & Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	20,600,000		¥ 130.4
Future minimum capital expenditures on construction in progress	2,000,000.0
Future minimum capital expenditures on construction in progress next twelve months	$ 1,000,000.0
Xian App Chem Bio Tech Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Construction in progress								$ 15,000,000.0	¥ 95.0